SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

13. SUBSEQUENT EVENTS

On July 17, 2026, the Company entered into a share purchase agreement (the “SPA”) to acquire 100% of the issued share capital of Landvision Inc. (“Landvision BVI”), a British Virgin Islands holding company that owns 100% of Landvision Technology Limited (“Landvision HK”), a Hong Kong-based developer and supplier of AI-enabled smart-home and IoT products. The consideration was satisfied entirely through the issuance of 30,000,000 new ordinary shares at an issue price of US$8.00 per share, representing aggregate consideration of US$240,000,000. The acquisition was completed in August 2026, and the consideration shares represent approximately 87.72% of the Company’s enlarged issued ordinary shares. Accordingly, the acquisition is not reflected in the accompanying financial statements as of June 30, 2026.

The Company will account for the acquisition in accordance with ASC 805, Business Combinations, using the acquisition method. Because the acquisition was completed subsequent to the balance sheet date, it constitutes a non-recognized subsequent event and is not reflected in the accompanying condensed consolidated financial statements as of and for the six months ended June 30, 2026. The Company is in the process of evaluating the financial effect of the acquisition and finalizing the purchase accounting.